ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCRUED WARRANTY COSTS
Beginning balance	$ 50,605	$ 55,659	$ 61,139
Warranty provision	28,044	13,188	19,793
Warranty costs incurred	(23,282)	(16,732)	(26,552)
Foreign exchange effect	511	(1,510)	1,279
Ending balance	$ 55,878	$ 50,605	$ 55,659